Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Schedule of Old Share Options held by key management personnel	A summary of the movements in the number of Old Share Options held by key management personnel of the Group which were granted in respect of their services rendered to the Group during the year ended December 31, 2022 was as follows:
	2022
	Weighted
	average
	exercise price	Number
	US$ per share	of options
At January 1	86.44	144,797
Cancelled during the year	86.44	(144,797)

At December 31	-	-
A summary of the movements in the number of share options under the 2022 Equity Plan, which was subsequently replaced by the MoneyHero Share Options, held by employees and key management personnel of the Group which were granted in respect of their services rendered to the Group is as follows:
	2023
	Weighted
	average
	exercise price	Number
	US$ per share	of options
At January 1,	-	-
Granted during the year	0.0001	3,188,929
Cancelled during the year	0.0001	(75,431)
Forfeited during the year	0.0001	(233,927)

At December 31,	0.0001	2,879,571

Schedule of Range of Exercise Prices and the Remaining Contractual Life	The range of exercise prices and the remaining contractual life of the MoneyHero Share Options held by employees and key management personnel of the Group outstanding as at the end of the reporting period are as follows:
	Remaining contractual life (years)	Range of exercise prices US$ per share	Number of Share Options

2023	2.75 – 3.00	0.0001	2,879,571

Schedule of Share Options Granted	The following table lists the inputs to the model used:
Dividend yield (%)	-
Risk-free interest rate (%)	3.49 - 3.87
Exit rate (%)	25
Exercise multiples (%)	220 - 280
Volatility (%)	60 - 62
Expected life of options (years)	10
Fair value of underlying Ordinary Share (US$ per share)	0.43 - 1.82